TYPE:	13F-HR
PERIOD	12/31/2005
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corporation             COM              021441100      433 23375.0000 SH     Sole               23375.0000
Altria Group Inc               COM              02209S103     1117 14946.0000 SH     Sole               14946.0000
Amazon.Com Inc                 COM              023135106     1427 30275.0000 SH     Sole               30275.0000
Anheuser-Busch Cos Inc         COM              035229103     1120 26075.0000 SH     Sole               26075.0000
Automatic Data Processing      COM              053015103     2102 45787.0000 SH     Sole               45787.0000
Beckman Coulter Inc            COM              075811109      262 4600.0000 SH      Sole                4600.0000
Bemis Company                  COM              081437105      250 8954.0000 SH      Sole                8954.0000
Berkshire Hthwy Cl A           COM              084670108     7090  80.0000 SH       Sole                  77.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207    18724 6378.5000 SH      Sole                6228.5000          150.0000
Boston Scientific Corp         COM              101137107      410 16745.0000 SH     Sole               16745.0000
Boulder Total Return Fund      COM              101541100    19843 1167234.0000 SH   Sole             1158600.0000         8634.0000
Bristol-Myers Squibb Co        COM              110122108      283 12315.0000 SH     Sole               12315.0000
Caterpillar Inc                COM              149123101      477 8250.0000 SH      Sole                8250.0000
Cephalon Inc                   COM              156708109     1942 30000.0000 SH     Sole               30000.0000
Cisco Systems Inc Com          COM              17275R102      752 43907.0000 SH     Sole               43907.0000
Citigroup Inc Com              COM              172967101     1221 25168.9998 SH     Sole               24276.9999          892.0000
Coca Cola Co Com               COM              191216100      469 11638.0000 SH     Sole               11638.0000
Comcast Corp-Special Cl A      COM              20030N200      283 11000.0000 SH     Sole               11000.0000
Costco Wholesale Corp          COM              22160K105     2180 44075.0000 SH     Sole               44075.0000
Danaher Corp                   COM              235851102      633 11350.0000 SH     Sole               11350.0000
Dell Inc                       COM              24702R101      276 9200.0000 SH      Sole                9200.0000
Disney Walt Co Com             COM              254687106     1279 53365.0000 SH     Sole               53365.0000
Dow Jones & Co Inc             COM              260561105      552 15550.0000 SH     Sole               15550.0000
E*Trade Group Inc              COM              269246104     1132 54270.0000 SH     Sole               54270.0000
EBay Inc                       COM              278642103      225 5200.0000 SH      Sole                5200.0000
EMC Corp Mass Com              COM              268648102     1307 95944.0000 SH     Sole               95944.0000
Eaton Corp                     COM              278058102      228 3400.0000 SH      Sole                3400.0000
Elan Corp PLC Spon ADR         COM              284131208      188 13500.0000 SH     Sole               13500.0000
Electronic Arts Inc            COM              285512109      292 5575.0000 SH      Sole                5575.0000
Expedia Inc                    COM              30212P105      424 17700.0000 SH     Sole               17600.0000          100.0000
Express Scripts Inc            COM              302182100      218 2600.0000 SH      Sole                2600.0000
Exxon Mobil Corproration       COM              30231G102      297 5285.0000 SH      Sole                5285.0000
FedEx Corp                     COM              31428x106      483 4675.0000 SH      Sole                4675.0000
Fiserv Inc                     COM              337738108      816 18850.0000 SH     Sole               18850.0000
Forest City Enterprises Cl A   COM              345550107      267 7040.0000 SH      Sole                7040.0000
General Elec Co Com            COM              369604103      857 24457.0000 SH     Sole               24255.0000          202.0000
H&R Block Inc                  COM              093671105      237 9650.0000 SH      Sole                9650.0000
Hewlett-Packard Co             COM              428236103     1026 35838.0000 SH     Sole               35838.0000
Home Depot Inc Com             COM              437076102     2089 51606.0000 SH     Sole               51606.0000
IAC/InterActiveCorp            COM              44919P102      635 22425.0000 SH     Sole               22325.0000          100.0000
IShares DJ Select Dividend     COM              464287168      293 4775.0000 SH      Sole                4775.0000
IShares MSCI Japan Index Fd    COM              464286848     1502 111075.0000 SH    Sole              111075.0000
IShares Russell 1000 Value     COM              464287598      304 4410.0000 SH      Sole                4410.0000
Intel Corp Com                 COM              458140100      858 34367.0000 SH     Sole               34367.0000
JP Morgan Chase & Co.          COM              46625H100     1866 47026.0000 SH     Sole               47026.0000
Johnson & Johnson Com          COM              478160104      719 11967.5250 SH     Sole               11967.5250
Laboratory Corp of Amer Hldgs  COM              50540R409      630 11700.0000 SH     Sole               11700.0000
Leucadia Natl Corp Com         COM              527288104     1649 34750.0000 SH     Sole               34750.0000
Liz Claiborne Inc              COM              539320101      430 12004.0000 SH     Sole               12004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      240 7750.0000 SH      Sole                7750.0000
McDonald's Corporation         COM              580135101      472 13999.0000 SH     Sole               13999.0000
Merck & Co Inc Com             COM              589331107      229 7190.0000 SH      Sole                6940.0000          250.0000
Mercury Genl Corp New Com      COM              589400100      827 14200.0000 SH     Sole               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1922 73513.0000 SH     Sole               73263.0000          250.0000
Mitsubishi UFJ Fincl ADR       COM              606822104     1434 104750.0000 SH    Sole              104750.0000
NY Community Bancorp           COM              649445103     1019 61700.0000 SH     Sole               61700.0000
Nasdaq 100 Shares              COM              631100104      957 23681.0000 SH     Sole               23681.0000
New York Times Co Cl A         COM              650111107      397 15000.0000 SH     Sole               15000.0000
Nokia Corp - Spon ADR          COM              654902204      461 25215.0000 SH     Sole               25115.0000          100.0000
Outback Steakhouse Inc         COM              689899102      580 13950.0000 SH     Sole               13950.0000
Palm Inc                       COM              696643105      370 11650.0000 SH     Sole               11650.0000
Paychex Inc                    COM              704326107      386 10125.0000 SH     Sole               10125.0000
Pfizer Inc Com                 COM              717081103      900 38613.9325 SH     Sole               38476.9325          137.0000
Plum Creek Timber Co Inc       COM              729251108     1301 36075.0000 SH     Sole               36075.0000
Priceline.com                  COM              741503403      263 11800.0000 SH     Sole               11800.0000
Procter & Gamble Co Com        COM              742718109      354 6123.0000 SH      Sole                6123.0000
Scientific-Atlanta Inc         COM              808655104     1982 46020.0000 SH     Sole               46020.0000
Sears Holdings Corp            COM              812350106      641 5550.0000 SH      Sole                5550.0000
Shaw Communications Inc B      COM              82028K200     1570 72407.0000 SH     Sole               72407.0000
Six Flags Inc                  COM              83001P109     2562 332343.0000 SH    Sole              332343.0000
Sprint Nextel Corp             COM              852061100      316 13506.0000 SH     Sole               13506.0000
Stryker Corp Com               COM              863667101     1225 27575.0000 SH     Sole               27575.0000
Symantec Corp                  COM              871503108      262 14975.0000 SH     Sole               14975.0000
Sysco Corp                     COM              871829107      568 18309.0000 SH     Sole               18309.0000
Tellabs Inc                    COM              879664100      946 86750.0000 SH     Sole               86750.0000
Texas Instruments Inc          COM              882508104     1064 33165.0000 SH     Sole               33165.0000
The DirecTV Group Inc          COM              25459L106      362 25625.0000 SH     Sole               25625.0000
Time Warner Inc                COM              887317105      665 38105.0000 SH     Sole               38105.0000
Toyota Industries Corp         COM              J92628106      359 10000.0000 SH     Sole               10000.0000
Tyco International Ltd         COM              902124106      760 26326.0000 SH     Sole               26326.0000
UST Inc Com                    COM              902911106      549 13450.0000 SH     Sole               13450.0000
Under Armour Inc Cl A          COM              904311107      935 24400.0000 SH     Sole               24400.0000
Wal Mart Stores Inc Com        COM              931142103     2191 46807.0000 SH     Sole               46807.0000
Waters Corporations            COM              941848103     1098 29050.0000 SH     Sole               29050.0000
Wells Fargo & Co New Com       COM              949746101      261 4153.0000 SH      Sole                4153.0000
Yahoo! Inc Com                 COM              984332106      586 14950.0000 SH     Sole               14950.0000
Ivax Corp                      COM              465823102      743 23725.0000 SH     Sole               23725.0000